Basis of Preparation	12 Months Ended
Dec. 31, 2024
Basis of Preparation [Abstract]
BASIS OF PREPARATION
2.	Basis of preparation

a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on March 20, 2025.

b)	Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis except for certain financial assets and financial liabilities recognized at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information. These consolidated financial statements are presented in United States dollars (“US dollars”).

c)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control is transferred to the Company until the date that control ceases. All intercompany transactions and balances have been eliminated on consolidation.

These consolidated financial statements include the accounts of the Company and its subsidiaries as described below:

Company	Location	Ownership interest
Lowell Copper Holdings Inc.	Canada	100%
1330783 B.C. Ltd.	Canada	100%
Lowell Copper Holdings (US) Inc.	Canada	100%
Solaris Exploration Inc.	Canada	100%
Lowell Copper (US) Inc.	United States	100%
Lowell Mineral Exploration Ecuador S.A.	Ecuador	100%
Solaris Resources Ecuador S.A.S.	Ecuador	100%
Minera Ricardo Resources Inc. S.A.	Chile	100%
Solaris Copper SpA	Chile	100%
Lowell Copper S.A.C.	Peru	100%
Minera Gabriella S.A. de C.V.	Mexico	100%
Ascenso Inversiones S.A.	Guatemala	100%
Catalyst Copper Corp.	Canada	100%
Solaris Resources AG	Switzerland	100%
Minera Hill 29, S.A. de C.V.	Mexico	100%
Minera Torre de Oro, S.A.P.I. de C.V.	Mexico	60%

d)	Functional and presentation currency

The functional currency of the Company and each of its subsidiaries is determined by the currency of the primary economic environment in which the entity operates. The functional currency of the Company is the Canadian dollar. The functional currency of the Company’s subsidiaries and the Company’s reporting currency is the US dollar.

For the purpose of preparing the consolidated financial statements, the assets and liabilities are first expressed in the entity’s respective functional currency and translated into the US dollar presentation currency using exchange rates prevailing at the reporting date, while the income and expense items are translated at the average exchange rates for the period. Translation differences are recognized in other comprehensive income (loss) and recorded in the “foreign currency translation reserves” included in equity.